Shareholder Report, Holdings (Details)	Jun. 30, 2026
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	70.40%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	53.10%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	88.20%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity SAI Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity SAI Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity SAI Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity SAI Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity SAI Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Fidelity SAI Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity SAI Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity SAI Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity SAI Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity SAI Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity SAI Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity SAI Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity SAI Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Fidelity SAI Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Fidelity SAI Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity SAI Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity SAI Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI International Credit Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity SAI International Credit Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity SAI International Credit Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity SAI International Credit Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI International Credit Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI International Credit Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI International Credit Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI International Credit Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI International Credit Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI International Credit Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI International Credit Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity SAI International Credit Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI International Credit Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity SAI International Credit Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Fidelity SAI International Credit Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI International Credit Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI International Credit Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity SAI International Credit Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity SAI International Credit Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity SAI International Credit Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI International Credit Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity SAI International Credit Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity SAI International Credit Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity SAI International Credit Fund | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity SAI International Credit Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity SAI International Credit Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity SAI International Credit Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI International Credit Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI International Credit Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI International Credit Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity SAI International Credit Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity SAI International Credit Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity SAI International Credit Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	59.00%
Fidelity SAI International Credit Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity SAI International Credit Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity International Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity International Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity International Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity International Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity International Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity International Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity International Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity International Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity International Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity International Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity International Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity International Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity International Bond Index Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity International Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity International Bond Index Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity International Bond Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity International Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity International Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity International Bond Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity International Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity International Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity International Bond Index Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity International Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity International Bond Index Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity International Bond Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity International Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity International Bond Index Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Fidelity International Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	65.70%
Fidelity International Bond Index Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	79.40%
Fidelity Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Fidelity Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	44.40%
Fidelity Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	79.50%
Fidelity SAI Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity SAI Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity SAI Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	47.30%
Fidelity SAI Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity SAI Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity SAI Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	88.60%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%